Supplement to the
Fidelity® Global Credit Fund
Class A, Class M, Class C, Class I, and Class Z
March 1, 2024
Summary Prospectus

Matthew Bartlett no longer serves as Co-Portfolio Manager of the fund.
AGLB-SUSTK-1024-105 1.9881432.105	October 1, 2024
Supplement to the
Fidelity® Global Credit Fund
March 1, 2024
Summary Prospectus

Matthew Bartlett no longer serves as Co-Portfolio Manager of the fund.
GLB-SUSTK-1024-102 1.9882135.102	October 1, 2024